Segmented Information - Schedule of Information with Respect to Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total sales	$ 32,134	$ 34,403
Depreciation and amortization	802	845
Adjusted EBIT	2,529	2,681
Goodwill	1,344	1,337	$ 1,427
Fixed assets, net	6,005	5,402
Current assets	11,144	9,862
Investments, goodwill, deferred tax assets and other assets	2,557	2,462
Noncurrent assets held for sale		348
Consolidated total assets	19,706	18,074
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	32,134	34,403
External sales	32,134	34,403
Depreciation and amortization	802	845
Adjusted EBIT	2,529	2,681
Goodwill	1,344	1,337
Fixed asset additions	1,591	1,494
Fixed assets, net	6,005	5,402
North America [Member]
Segment Reporting Information [Line Items]
Goodwill	590	633	654
North America [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	19,015	18,761
External sales	18,908	18,643
Depreciation and amortization	411	407
Adjusted EBIT	1,934	2,003
Goodwill	590	633
Fixed asset additions	896	685
Fixed assets, net	2,834	2,468
North America [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(1,178)	(1,216)
North America [Member] | Canada [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	6,329	6,799
External sales	5,856	6,324
Fixed asset additions	242	204
Fixed assets, net	647	638
North America [Member] | United States [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	9,603	9,194
External sales	9,183	8,666
Fixed asset additions	421	328
Fixed assets, net	1,431	1,204
North America [Member] | Mexico [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	4,261	3,984
External sales	3,869	3,653
Fixed asset additions	233	153
Fixed assets, net	756	626
Europe [Member]
Segment Reporting Information [Line Items]
Goodwill	525	577	644
Europe [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	11,123	13,502
External sales	10,912	13,280
Depreciation and amortization	276	327
Adjusted EBIT	451	502
Goodwill	525	577
Fixed asset additions	495	427
Fixed assets, net	1,898	1,836
Europe [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(327)	(366)
Europe [Member] | Western Europe Excluding Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	8,936	11,086
External sales	8,635	10,794
Fixed asset additions	357	334
Fixed assets, net	1,279	1,302
Europe [Member] | Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	404	385
External sales	404	384
Fixed asset additions	26	13
Fixed assets, net	145	36
Europe [Member] | Eastern Europe [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	2,110	2,397
External sales	1,873	2,102
Fixed asset additions	112	80
Fixed assets, net	474	498
Asia [Member]
Segment Reporting Information [Line Items]
Goodwill	229	127	$ 129
Asia [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	1,981	1,919
External sales	1,846	1,773
Depreciation and amortization	77	71
Adjusted EBIT	149	150
Goodwill	229	127
Fixed asset additions	121	140
Fixed assets, net	820	648
Rest of World [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	461	695
External sales	461	694
Depreciation and amortization	17	17
Adjusted EBIT	(25)	(35)
Fixed asset additions	15	8
Fixed assets, net	54	82
Corporate and Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(446)	(474)
External sales	7	13
Depreciation and amortization	21	23
Adjusted EBIT	20	61
Fixed asset additions	64	234
Fixed assets, net	$ 399	$ 368